Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization
Organization
1. Organization
STORE Capital Corporation was incorporated under the laws of Maryland on May 17, 2011 and completed its initial public offering of its common stock on November 21, 2014. On February 3, 2023, STORE Capital Corporation was taken private in a transaction by entities affiliated with GIC, a global institutional investor, and funds managed by Blue Owl Capital, Inc. in which it merged into a merger subsidiary of Ivory Parent, LLC, a Delaware limited liability company, and Ivory SuNNNs LLC, a Delaware limited liability company (the “Merger”). As a result of the Merger, the separate existence of STORE Capital Corporation ceased, its common equity was no longer traded, and the surviving merger subsidiary changed its name to STORE Capital LLC. Following the Merger, STORE Capital LLC continues the business of its predecessor entity and acquires single tenant operational real estate to be leased on a long term, net basis to companies that operate across a wide variety of industries within the service, service-oriented retail and manufacturing sectors of the United States economy. From time to time, it also provides mortgage financing to its customers. References herein to “we,” “us,” “our,” the “Company,” or “STORE Capital” are references to STORE Capital Corporation prior to the Merger and STORE Capital LLC upon and following the Merger.
STORE Capital Corporation elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes beginning with its initial taxable year ended December 31, 2011. STORE Capital LLC has made an election to qualify, and believes it is operating in a manner to continue to qualify, as a REIT for federal income tax purposes beginning with its initial taxable year ended December 31, 2022. As a REIT, the Company will generally not be subject to federal income taxes to the extent that it distributes all of its taxable income to its members and meets other specific requirements.

1. Organization
STORE Capital Corporation was incorporated under the laws of Maryland on May 17, 2011 to acquire single-tenant
operational real estate to be leased on a
long-term,
net basis to companies that operate across a wide variety of industries within the service, service-oriented retail and manufacturing sectors of the United States economy. From time to time, it also provided mortgage financing to its customers.
On November 21, 2014, the Company completed the initial public offering of its common stock. The shares traded on the New York Stock Exchange from November 18, 2014 through the Closing Date, as defined below, under the ticker symbol “STOR”.
On September 15, 2022, STORE Capital Corporation, Ivory Parent, LLC, a Delaware limited liability company (“Parent”) and Ivory REIT, LLC, a Delaware limited liability company (“Merger Sub” and, together with Parent, the “Parent Parties”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). The Parent Parties are affiliates of GIC, a global institutional investor, and funds managed by Blue Owl Capital. On February 3, 2023 (the “Closing Date”), pursuant to the terms and subject to the conditions set forth in the Merger Agreement, STORE Capital Corporation merged with and into Merger Sub (the “Merger”) with Merger Sub surviving (the “Surviving Entity”), and the separate existence of STORE Capital Corporation ceased. Immediately following the completion of the Merger, the Surviving Entity changed its name to STORE Capital LLC. References herein to “we,” “us,” “our,” the “Company” or “STORE Capital” are references to STORE Capital Corporation prior to the Merger and to STORE Capital LLC upon and following the Merger. As of the Closing Date of the Merger, the common equity of the Company is no longer publicly traded.
STORE Capital Corporation elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes beginning with its initial taxable year ended December 31, 2011. STORE Capital LLC has made an election to qualify, and believes it is operating in a manner to continue to qualify, as a REIT for federal income tax purposes beginning with its initial taxable year ended December 31, 2022. As a REIT, the Company will generally not be subject to federal income taxes to the extent that it distributes all of its taxable income to its members and meets other specific requirements.